UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-10571

BLUE CHIP INVESTOR FUNDS

(Exact name of registrant as specified in charter)

480 N. Magnolia Ave., Suite 103 El Cajon, CA (Address of principal executive offices)	92020 (Zip code)

Ross C. Provence

480 N. Magnolia Ave., Suite 103

El Cajon, CA 92020

(Name and address of agent for service)

Registrant’s telephone number, including area code: (619) 588-9700

Date of fiscal year end: December 31

Date of reporting period: September 30, 2008

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Blue Chip Investor Fund
	Schedule of Investments
	September 30, 2008 (Unaudited)
Shares/Principal Amount		Market Value	% of Net Assets

COMMON STOCKS

Advertising
20,000	Omnicom Group Inc.	$ 771,200	3.82%

Asset Management & Custody Banks
10,000	Franklin Resources Inc.	881,300	4.36%

Capital Goods
8,800	W.W. Grainger, Inc.	765,336	3.79%

Computer Hardware
15,000	Hewlett-Packard Co.	693,600	3.43%

Consumer Finance
23,000	American Express Company	814,890	4.03%

Diversified Bank
30,000	Wells Fargo & Co.	1,125,900	5.57%

Drug Retail
20,000	Walgreen Co.	619,200	3.06%

Electrical Componets & Equipment
15,000	Emerson Electric Co.	611,850	3.03%

Financial Services
10,000	Legg Mason Inc.	380,600	1.88%

Health Care - Managed Care
20,000	UnitedHealth Group Inc.	507,800	2.51%

Hyper-Markets & Super Centers
10,000	Wal-Mart Stores Inc.	598,900	2.96%

Insurance - Life/Health
25,000	AFLAC Inc.	1,468,750	7.27%

Insurance - Property/Casualty
40	Berkshire Hathaway Inc. Class A *	5,224,000	25.85%

Machinery Industrial
11,000	Graco Inc.	391,710
24,000	Illinois Tool Works Inc.	1,066,800
		1,458,510	7.22%

Motorcycle Manufacturing
24,000	Harley-Davidson Inc.	895,200	4.43%

Publishing
15,600	Meredith Corp.	437,424	2.16%

Retail - Computer & Electronics
17,000	Best Buy Co. Inc.	637,500	3.15%

Services - Business Services
9,600	Accenture Ltd.	364,800	1.81%

Services - Computer Processing & Data Preparation
9,300	Automatic Data Processing, Inc.	397,575	1.97%
Services - Data Processing
20,000	Fiserv Inc. *	946,400	4.69%

Sytems Software
15,000	Microsoft Corporation	400,350	1.99%

Total for Common Stock (Cost $18,648,636)		20,001,085	98.98%

Cash Equivalents
76,168	Dreyfus Cash Management Fund Cl A 0.43% **	76,168	0.38%
	(Cost - $76,168)

	Total Investments	20,077,253	99.36%
	(Cost - $18,724,804)

	Other Assets in Excess of Liabilities	128,806	0.64%

	Net Assets	$ 20,206,059	100.00%

* Non-Income producing securities.
** Variable Rate Security; the coupon rate shown represents the rate at September 30, 2008.

NOTES TO FINANCIAL STATEMENTS

BLUE CHIP INVESTOR FUND

(Unaudited)

1. SECURITY TRANSACTIONS

For Federal income tax purposes, the cost of securities owned at September 30, 2008 was $18,724,804. At September 30, 2008, the composition of gross unrealized appreciation (the excess of value over tax cost) and depreciation (the excess of tax cost over value) of investments was as follows:

     Appreciation                 (Depreciation)               Net Appreciation (Depreciation)

   $3,675,057                   ($2,322,608)                                  $1,352,449

2. SECURITY VALUATION

Securities that are traded on any exchange or on the NASDAQ over-the-counter market are valued at the last quoted sale price. Lacking a last sale price, a security is valued at its last bid price except when, in the Advisor's opinion, the last bid price does not accurately reflect the current value of the security. All other securities for which over-the-counter market quotations are readily available are valued at their last bid price. When market quotations are not readily available, when the Advisor determines the last bid price does not accurately reflect the current value or when restricted securities are being valued, such securities are valued as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board of Trustees.

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board of Trustees. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board of Trustees has determined will represent fair value.

In accordance with the Trust’s good faith pricing guidelines, the Advisor is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard for determining fair value controls, since fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of securities being valued by the Advisor would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accord with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

The Fund adopted Financial Accounting Standards Board (“FASB”) Statement on Financial Accounting Standards (SFAS) No. 157 "Fair Value Measurements" effective March 31, 2008.  This standard established a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosure about fair value measurements.  SFAS No. 157 applies to fair value measurements already required or permitted by existing standards.  In accordance with SFAS No. 157, fair value is defined as the price that would be received by the Fund upon selling an asset or paid by the Fund to transfer a liability in an orderly transaction between market participants at the measurement date. In the absence of a principal market for the asset or liability, the assumption is that the transaction occurs on the most advantageous market for the asset or liability. SFAS No. 157 established a three-tier fair value hierarchy that prioritizes the assumptions, also known as "inputs", to valuation techniques used by market participants to measure fair value. The term "inputs" refers broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The valuation techniques used to measure fair value should maximize the use of observable inputs and minimize the use of unobservable inputs. The three-tier hierarchy of inputs is summarized in three levels with the highest priority given to Level 1 and the lowest priority given to Level 3: Level 1 - quoted prices in active markets for identical securities, Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) and Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in these securities. The following is a summary of the inputs used as of September 30, 2008 in valuing the Fund’s assets carried at fair value:

Valuation Inputs	Investments in Securities
Level 1 – Quoted Prices	$20,077,253
Level 2 –Significant Other Observable Inputs	$0
Level 3 –Significant Unobservable Inputs	$0
Total	$20,077,253

Item 2. Controls and Procedures.

(a) The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer has concluded, based on an evaluation of the Registrant’s disclosure controls and Procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the”1940Act”)), the disclosure controls and procedures are effective as of a date within 90 days of the filing date of this Form N-Q.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a) A separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BLUE CHIP INVESTOR FUNDS

By: /s/ Ross C. Provence

      Ross C. Provence

      President

Date:                                  11/24/08

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Ross C. Provence

      Ross C. Provence

      President

Date:                                  11/24/08

By: /s/ Jeffrey R. Provence

       Jeffrey R. Provence

      Chief Financial Officer

Date:                                  11/24/08